Post-employment Benefits - Changes in net post-employment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-employment pension plans.
Beginning of year	$ 1,913,680	$ 2,080,651
Retirement of discontinued operation	(1,111,119)
Net periodic cost	151,389	259,291
Contributions		(6,972)
Remeasurement adjustments	(158,119)	(279,825)
Benefits paid	(24,363)	(139,465)
End of year	771,468	1,913,680
Pensions
Post-employment pension plans.
Beginning of year	1,463,805
Retirement of discontinued operation	(1,084,526)
Net periodic cost	19,493
Remeasurement adjustments	(113,456)	(327,898)
Benefits paid	(17,971)
End of year	267,345	1,463,805
Seniority Premiums
Post-employment pension plans.
Beginning of year	449,875
Retirement of discontinued operation	(26,593)
Net periodic cost	131,896
Remeasurement adjustments	(44,663)	48,073
Benefits paid	(6,392)
End of year	$ 504,123	$ 449,875